Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Supplemental Cash Flow Information
20.	SUPPLEMENTAL CASH FLOW INFORMATION
20.1 Reconciliation of movements of liabilities to cash flows arising from financing activities

	Loans and financing	Lease liabilities	Other debts	Total
At December 31, 2023	2,886.4	96.0	—	2,982.4
Proceeds	762.1	—	13.1	775.2
Payments	(1,142.2)	(18.8)	(13.1)	(1,174.1)

Cash flow from financing activities	(380.1)	(18.8)	—	(398.9)
Others
Interest payment	(176.3)	—	—	(176.3)
Interest expense	171.7	5.8	—	177.5
Exchange rate variation and conversion adjustments	(10.6)	(9.1)	—	(19.7)
Addition - Lease Liabilities	—	38.3	—	38.3
Disposals - Lease Liabilities	—	(0.4)	—	(0.4)

At December 31, 2024	2,491.1	111.8	—	2,602.9

Current	113.8	19.2
Non-current	2,377.3	92.6

	2,491.1	111.8

20.2 Transactions not affecting cash and cash equivalents

	12.31.2024	12.31.2023	12.31.2022
Non-cash investing transactions
Addition of fixed assets without monetary outflow	42.7	—	—
Additions to property, plant and equipment by transfer of aircraft inventories	16.9	—	—
Write off on Property, plant and equipment by transfer to pool parts inventory	36.4	(15.6)	(27.2)